NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND
NUVEEN SYMPHONY FLOATING RATE INCOME FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED JANUARY 31, 2012
On March 30, 2012, the following changes will take place.

1.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Symphony Credit Opportunities Fund—Fees and Expenses of the Fund” will be deleted in its entirety.